General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2012
General And Administrative Expenses [Abstract]
General and Administrative Expenses [Table Text Block]

	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Payroll and related costs	$7,448	$7,211	$4,906
Professional fees	3,902	3,000	3,685
Other expenses	3,494	3,451	3,619

Total	$14,844	$13,662	$12,210